T. ROWE PRICE Institutional Floating Rate Fund
February 28, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 86.3% (1)
Aerospace & Defense 1.3%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.754%, 4/6/26  15,498 14,963
Peraton, FRN, 1M USD LIBOR +
3.75%, 2/1/28 (2) 20,040 20,115
Peraton, FRN, 3M USD LIBOR +
0.00%, 2/1/29 (2)(3) 6,470 6,494
TransDigm, FRN, 1M USD LIBOR +
2.25%, 2.365%, 12/9/25  8,655 8,537
50,109
Airlines 2.6%
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 1.878%, 6/27/25 (2) 9,610 8,691
American Airlines, FRN, 3M USD
LIBOR + 2.00%, 2.112%, 12/15/23 (2) 12,920 12,186
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  51,190 54,584
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27 (2) 23,740 25,110
100,571
Automotive 2.8%
Adient U.S., FRN, 3M USD LIBOR +
4.25%, 4.384%, 5/6/24 (2) 5,566 5,581
Clarios Global, FRN, 3M USD LIBOR +
3.50%, 3.615%, 4/30/26  31,799 31,820
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.50%, 4.25%, 11/2/27  7,565 7,574
Mavis Tire Express Services, FRN,
1M USD LIBOR + 4.00%, 5.00%,
3/20/25 (2) 8,455 8,482
Mavis Tire Express Services, FRN, 3M
USD LIBOR + 3.25%, 3.504%, 3/20/25  5,476 5,436
Navistar, FRN, 3M USD LIBOR +
3.50%, 3.62%, 11/6/24  6,557 6,555
Tenneco, FRN, 3M USD LIBOR +
3.00%, 3.115%, 10/1/25  14,104 13,818
Truck Hero, FRN, 1M USD LIBOR +
3.75%, 4.50%, 1/31/28 (2) 7,968 7,974
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 3.115%, 2/5/26 (2) 5,034 4,997
Wheel Pros, FRN, 1M USD LIBOR +
5.25%, 6.25%, 11/10/27 (2) 13,130 13,097
105,334
Broadcasting 2.1%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 3.711%,
8/21/26  10,682 10,381
Diamond Sports Group, FRN, 1M USD
LIBOR + 3.25%, 3.37%, 8/24/26  3,847 2,885
EW Scripps, FRN, 1M USD LIBOR +
3.00%, 3.75%, 1/7/28  13,300 13,310
iHeartCommunications, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 5/1/26  3,279 3,286
NEP Group, FRN, 3M USD LIBOR +
3.25%, 3.365%, 10/20/25 (2) 8,962 8,712
NEP Group, FRN, 3M USD LIBOR +
7.00%, 7.115%, 10/19/26  5,220 4,785
Par/Shares $ Value
(Amounts in 000s)
Nexstar Broadcasting, FRN, 1M USD
LIBOR + 2.75%, 2.873%, 9/18/26 (2) 3,398 3,401
Nexstar Broadcasting, FRN, 3M USD
LIBOR + 2.25%, 2.365%, 1/17/24 (2) 5,046 5,040
Nielsen Finance, FRN, 1M USD LIBOR
+ 3.75%, 4.75%, 6/4/25 (2) 3,330 3,358
Terrier Media Buyer, FRN, 1M USD
LIBOR + 3.50%, 3.615%, 12/17/26 (2) 16,264 16,244
Univision Communications, FRN,
3M USD LIBOR + 2.75%, 3.75%,
3/15/24 (2) 7,082 7,067
78,469
Building Products 0.5%
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 4.25%, 11/23/27  6,000 5,997
LEB Holdings USA, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 11/2/27 (2) 3,960 3,967
Park River Holdings, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 12/28/27  6,785 6,792
SRS Distribution, FRN, 3M USD LIBOR
+ 3.00%, 3.115%, 5/23/25  3,411 3,385
20,141
Cable Operators 1.3%
Altice France, FRN, 3M USD LIBOR +
4.00%, 4.198%, 8/14/26  12,250 12,226
Cablevision Lightpath, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 11/30/27  7,025 7,037
CSC Holdings, FRN, 1M USD LIBOR +
2.50%, 2.611%, 4/15/27  5,103 5,082
Eagle Broadband Investments, FRN,
1M USD LIBOR + 3.00%, 3.75%,
11/12/27  12,420 12,467
Newco Financing Partnership, FRN,
1M USD LIBOR + 3.50%, 3.612%,
1/31/29 (2) 3,640 3,644
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 9/25/26  10,798 10,830
51,286
Chemicals 2.3%
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 11/24/27  8,610 8,696
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 7.75%, 8.50%, 11/24/28  5,940 5,965
ASP Chromaflo Intermediate Holdings,
FRN, 3M USD LIBOR + 3.50%, 4.50%,
11/20/23 (3) 3,066 3,065
ASP Unifrax Holdings, FRN, 3M USD
LIBOR + 3.75%, 4.004%, 12/12/25 (2) 6,904 6,584
Cyanco Intermediate, FRN, 3M USD
LIBOR + 3.50%, 3.615%, 3/16/25 (2) 5,381 5,373
Diamond BC, FRN, 1M USD LIBOR +
5.00%, 6.00%, 9/6/24  6,060 6,045
Diamond BC, FRN, 3M USD LIBOR +
3.00%, 3.115%, 9/6/24  14,098 14,010
Encapsys, FRN, 1M USD LIBOR +
3.25%, 4.25%, 11/7/24  15,653 15,653
New Arclin U.S. Holding, FRN, 1M USD
LIBOR + 4.00%, 2/14/26 (2)(3) 4,665 4,671
Solenis Holdings, FRN, 3M USD
LIBOR + 4.00%, 4.19%, 6/26/25 (2) 7,366 7,367

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Solenis International, FRN, 3M USD
LIBOR + 8.50%, 8.69%, 6/26/26  8,615 8,608
86,037
Consumer Products 2.3%
ABG Intermediate Holdings 2, FRN,
1M USD LIBOR + 3.25%, 4.00%,
9/27/24 (2) 9,467 9,452
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 5.25%, 6.25%, 9/27/24  3,611 3,611
Amer Sports Holding, FRN, 3M
EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR) (2) 10,860 12,930
Kontoor Brands, FRN, 3M USD LIBOR
+ 4.25%, 4.365%, 5/15/26 (3) 1,988 1,987
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24 (2) 31,259 31,164
New Trojan Parent, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 1/21/28 (2) 5,960 5,964
Ozark Holdings, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/16/27 (2) 4,455 4,466
Resideo Funding, FRN, 1M USD
LIBOR + 2.25%, 2.75%, 2/11/28  6,740 6,723
TGP Holdings III, FRN, 3M USD LIBOR
+ 4.00%, 5.00%, 9/25/24  4,749 4,749
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 9.50%, 12/30/26 (3) 5,584 5,612
86,658
Container 1.5%
Charter NEX U.S., FRN, 1M USD
LIBOR + 4.25%, 5.00%, 12/1/27  30,953 31,185
Flex Acquisition, FRN, 3M USD LIBOR
+ 3.00%, 3.238%, 6/29/25  6,903 6,845
Flex Acquisition, FRN, 3M USD LIBOR
+ 3.00%, 4.00%, 12/29/23 (2) 10,358 10,347
Mauser Packaging Solutions Holding,
FRN, 3M USD LIBOR + 3.25%,
3.443%, 4/3/24  6,590 6,473
Proampac PG Borrower, FRN, 1M USD
LIBOR + 4.00%, 5.00%, 11/3/25 (2) 3,490 3,498
58,348
Energy 3.3%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  34,305 32,712
BCP Raptor II, FRN, 3M USD LIBOR +
4.75%, 4.865%, 11/3/25  20,371 19,213
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 8.00%, 8/1/23  2,955 2,823
Lucid Energy Group II Borrower, FRN,
3M USD LIBOR + 3.00%, 4.00%,
2/17/25 (2) 20,719 19,907
Medallion Midland Acquisition, FRN,
3M USD LIBOR + 3.25%, 4.25%,
10/30/24  12,255 12,147
Navitas Midstream Midland Basin,
FRN, 3M USD LIBOR + 4.50%, 5.50%,
12/13/24  16,701 16,614
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.865%, 3/11/26  16,800 16,478
Par/Shares $ Value
(Amounts in 000s)
Stonepeak Lonestar Holdings, FRN,
1M USD LIBOR + 4.50%, 4.726%,
10/19/26  5,543 5,548
125,442
Entertainment & Leisure 3.0%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 8/16/27 (3) 4,828 4,828
Alterra Mountain, FRN, 1M USD LIBOR
+ 4.50%, 5.50%, 8/1/26  2,255 2,269
Aristocrat International, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 10/19/24  3,945 3,966
ClubCorp Holdings, FRN, 3M USD
LIBOR + 2.75%, 3.004%, 9/18/24  8,095 7,631
Delta 2, FRN, 3M USD LIBOR + 2.50%,
3.50%, 2/1/24  12,246 12,169
Nascar Holdings, FRN, 3M USD LIBOR
+ 2.75%, 2.865%, 10/19/26  5,282 5,276
SeaWorld Parks & Entertainment,
FRN, 3M USD LIBOR + 3.00%, 3.75%,
4/1/24  18,584 18,288
UFC Holdings, FRN, 1M USD LIBOR +
3.00%, 3.75%, 4/29/26 (2) 58,334 58,389
112,816
Financial 6.0%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 3.615%, 2/15/27  7,898 7,840
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.75%, 4.25%, 11/5/27  9,859 9,869
AmWINS Group, FRN, 1M USD LIBOR
+ 0.00%, 3.00%, 2/19/28  9,500 9,496
Apollo Commercial Real Estate
Finance, FRN, 3M USD LIBOR +
2.75%, 2.861%, 5/15/26 (3) 4,532 4,419
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 4.365%, 10/1/25 (2) 7,270 7,250
Aretec Group, FRN, 3M USD LIBOR +
8.25%, 8.365%, 10/1/26  25 23
AssuredPartners, FRN, 1M USD LIBOR
+ 4.50%, 5.50%, 2/12/27 (2) 7,785 7,826
Citadel Securities, FRN, 1M USD
LIBOR + 2.50%, 2/2/28 (2) 6,500 6,461
Deerfield Dakota Holding, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 4/9/27  5,985 6,016
Edelman Financial Center, FRN, 3M
USD LIBOR + 6.75%, 6.865%, 7/20/26  14,169 14,109
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 4.50%, 2/24/25  4,565 4,559
GT Polaris, FRN, 1M USD LIBOR +
4.00%, 5.00%, 9/24/27  1,372 1,377
HUB International, FRN, 1M USD
LIBOR + 2.75%, 2.965%, 4/25/25  8,551 8,456
HUB International, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 4/25/25 (2) 54,254 54,430
Hyperion Refinance Sarl, FRN,
1M USD LIBOR + 3.75%, 4.75%,
11/12/27 (2) 8,397 8,405
Jane Street Group, FRN, 1M USD
LIBOR + 2.75%, 2.865%, 1/26/28 (2) 4,460 4,446
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 3.861%, 11/9/26  4,085 4,074

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 9/1/27  11,725 11,740
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
4.25%, 5.25%, 9/3/26  632 636
Sedgwick Claims Management
Services, FRN, 3M USD LIBOR +
3.25%, 3.365%, 12/31/25 (2) 6,452 6,401
Tegra118 Wealth Solutions, FRN,
1M USD LIBOR + 4.75%, 4.939%,
2/18/27 (2) 9,849 9,874
USI, FRN, 1M USD LIBOR + 4.00%,
4.50%, 12/2/26 (3) 4,633 4,605
USI, FRN, 3M USD LIBOR + 3.00%,
3.254%, 5/16/24  32,133 31,875
VFH Parent, FRN, 1M USD LIBOR +
3.00%, 3.111%, 3/1/26 (2) 3,156 3,162
227,349
Food 1.7%
Alphabet Holding, FRN, 3M USD
LIBOR + 7.75%, 7.865%, 9/26/25  4,608 4,620
Arterra Wines Canada, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 11/24/27  2,270 2,282
Atkins Nutritionals Holdings, FRN,
1M USD LIBOR + 3.75%, 4.75%,
7/7/24 (2) 13,119 13,201
Bellring Brands, FRN, 1M USD LIBOR
+ 5.00%, 6.00%, 10/21/24  9,338 9,414
Chobani, FRN, 1M USD LIBOR +
3.50%, 4.50%, 10/25/27  2,808 2,823
Froneri U.S., FRN, 1M USD LIBOR +
5.75%, 5.865%, 1/31/28  2,500 2,527
Shearer's Foods, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 9/23/27  4,020 4,037
Upfield USA, FRN, 3M USD LIBOR +
3.00%, 3.26%, 7/2/25 (2) 6,230 6,199
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/21/27  11,368 11,387
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/21/28 (2) 8,055 8,166
64,656
Gaming 3.6%
Boyd Gaming, FRN, 3M USD LIBOR +
2.25%, 2.34%, 9/15/23  4,317 4,310
Caesars Resort Collection, FRN,
1M USD LIBOR + 4.50%, 4.615%,
7/21/25 (2) 21,450 21,502
Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 2.865%,
12/23/24 (2) 29,317 29,042
CCM Merger, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/4/25  6,620 6,647
CityCenter Holdings, FRN, 3M USD
LIBOR + 2.25%, 3.00%, 4/18/24  21,293 21,103
Enterprise Development Authority,
FRN, 1M USD LIBOR + 4.25%,
2/19/28 (2)(3) 9,380 9,427
Playtika Holding, FRN, 1M USD LIBOR
+ 6.00%, 7.00%, 12/10/24  10,189 10,235
Par/Shares $ Value
(Amounts in 000s)
Scientific Games International, FRN,
1M USD LIBOR + 2.75%, 2.865%,
8/14/24  26,795 26,350
Stars Group Holdings, FRN, 3M USD
LIBOR + 3.50%, 3.754%, 7/10/25 (2) 7,848 7,875
136,491
Health Care 13.3%
ADMI, FRN, 1M USD LIBOR + 3.25%,
3.75%, 12/23/27 (2) 30,460 30,313
Albany Molecular Research, FRN, 1M
USD LIBOR + 3.50%, 4.50%, 8/30/24  6,060 6,098
Aldevron, FRN, 1M USD LIBOR +
3.25%, 4.25%, 10/12/26  24,811 24,863
athenahealth, FRN, 1M USD LIBOR +
4.25%, 4.703%, 2/11/26  16,744 16,835
ATI Holdings Acquisition, FRN, 3M
USD LIBOR + 3.50%, 4.50%, 5/10/23  14,038 14,020
Avantor Funding, FRN, 1M USD LIBOR
+ 2.25%, 3.25%, 11/21/24 (2) 5,962 5,972
Azalea Topco, FRN, 1M USD LIBOR +
3.50%, 3.711%, 7/24/26  14,284 14,267
Azalea Topco, FRN, 1M USD LIBOR +
4.00%, 4.75%, 7/24/26  4,870 4,882
Bausch Health Americas, FRN,
3M USD LIBOR + 2.75%, 2.865%,
11/27/25 (2) 14,091 14,080
Bausch Health Americas, FRN,
3M USD LIBOR + 3.00%, 3.115%,
6/2/25 (2) 14,858 14,872
CAB SELAS, FRN, 3M EURIBOR +
3.50%, 1/28/28 (EUR) (2) 3,425 4,129
Cano Health, FRN, 1M USD LIBOR +
4.75%, 5.50%, 11/23/27  9,040 9,046
Dental of Canada, FRN, 3M USD
LIBOR + 7.50%, 8.50%, 6/8/26 (2) 16,365 16,283
Dentalcorp Health Services, FRN,
3M USD LIBOR + 3.75%, 4.75%,
6/6/25 (2) 14,315 14,203
Dino Grandparent, FRN, 1M USD
LIBOR + 2.25%, 2.375%, 2/20/23 (3) 8,630 8,457
Envision Healthcare, FRN, 3M USD
LIBOR + 3.75%, 3.865%, 10/10/25 (2) 13,719 11,771
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27 (2) 33,040 32,930
Heartland Dental, FRN, 3M USD
LIBOR + 3.50%, 3.615%, 4/30/25 (2) 18,796 18,457
Heartland Dental, FRN, 3M USD
LIBOR + 4.50%, 4.615%, 4/30/25  1,541 1,521
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.865%, 11/16/25  16,692 16,701
Loire Finco Luxembourg, FRN,
1M USD LIBOR + 3.00%, 3.115%,
1/24/27 (2) 26,172 25,877
Maravai Intermediate Holdings, FRN,
1M USD LIBOR + 4.25%, 5.25%,
10/19/27  18,291 18,406
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 4.365%, 8/31/26  3,144 3,098
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 8.365%, 8/30/27  6,135 6,081

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 2/17/28 (2) 18,420 18,383
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 2/17/29 (2) 2,595 2,608
National Mentor Holdings, FRN, 3M
USD LIBOR + 4.25%, 4.411%, 3/9/26  2,702 2,698
Netsmart, FRN, 1M USD LIBOR +
4.00%, 4.75%, 10/1/27  7,585 7,599
Option Care Health, FRN, 1M USD
LIBOR + 3.75%, 3.865%, 8/6/26  14,375 14,378
Ortho-Clinical Diagnostics, FRN, 3M
USD LIBOR + 3.25%, 3.363%, 6/30/25  4,309 4,314
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 3.865%, 3/31/27 (2) 16,399 16,415
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/15/25 (2) 10,174 10,170
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 2.865%, 2/14/25  3,257 3,222
PetVet Care Centers, FRN, 3M USD
LIBOR + 3.25%, 3.365%, 2/14/25 (2) 3,673 3,660
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 6.365%, 2/13/26  8,186 8,155
Phoenix Guarantor, FRN, 1M USD
LIBOR + 3.25%, 3.361%, 3/5/26  2,753 2,741
Phoenix Guarantor, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 3/5/26  4,200 4,203
SAM Bidco, FRN, 1M USD LIBOR +
3.50%, 3.754%, 12/13/24  4,405 4,353
Select Medical, FRN, 3M USD LIBOR +
2.25%, 2.53%, 3/6/25  7,216 7,194
Sotera Health Holdings, FRN, 1M USD
LIBOR + 2.75%, 3.25%, 12/11/26  3,995 3,991
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 10/5/27 (2) 1,850 1,856
Southern Veterinary Partners, FRN,
1M USD LIBOR + 7.75%, 8.75%,
10/5/28 (3) 1,870 1,879
Sunshine Luxembourg VII, FRN,
1M USD LIBOR + 4.00%, 5.00%,
10/1/26 (2) 7,505 7,530
Surgery Center Holdings, FRN, 1M
USD LIBOR + 8.00%, 9.00%, 9/3/24  7,186 7,352
Surgery Center Holdings, FRN,
3M USD LIBOR + 3.25%, 4.25%,
9/3/24 (2) 10,506 10,461
U.S. Radiology Specialists, FRN,
1M USD LIBOR + 5.50%, 6.25%,
12/15/27 (2) 7,890 7,943
U.S. Renal Care, FRN, 3M USD LIBOR
+ 5.00%, 5.125%, 6/26/26  6,451 6,423
Verscend Holding, FRN, 1M USD
LIBOR + 4.50%, 8/27/25 (2) 5,385 5,410
VetCor Professional Practices, FRN,
3M USD LIBOR + 3.00%, 3.198%,
7/2/25  5,784 5,719
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/22/26 (3) 3,122 3,130
504,949
Information Technology 11.3%
Airbnb, FRN, 1M USD LIBOR + 7.50%,
8.50%, 4/17/25 (2) 6,986 7,563
Par/Shares $ Value
(Amounts in 000s)
Applied Systems, FRN, 3M USD LIBOR
+ 3.00%, 4.00%, 9/19/24 (2) 15,458 15,474
Applied Systems, FRN, 3M USD LIBOR
+ 7.00%, 8.00%, 9/19/25  21,876 22,007
Barracuda Networks, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 2/12/25  2,696 2,707
Barracuda Networks, FRN, 1M USD
LIBOR + 5.75%, 7.50%, 10/30/28  3,660 3,724
Boxer Parent, FRN, 3M USD LIBOR +
3.75%, 3.981%, 10/2/25 (2) 5,836 5,835
CCC Information Services, FRN,
1M USD LIBOR + 3.00%, 4.00%,
4/29/24 (2) 17,227 17,251
CommerceHub, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/29/27  6,460 6,492
CommerceHub, FRN, 1M USD LIBOR
+ 7.00%, 7.75%, 12/29/28  4,680 4,785
Concorde, FRN, 3M EURIBOR +
4.00%, 2/18/28 (EUR) (2) 1,740 2,102
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 4.503%, 5/13/27  6,152 6,171
Cvent, FRN, 3M USD LIBOR + 3.75%,
3.90%, 11/29/24  12,085 11,635
Delta Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/1/27  14,365 14,434
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/1/28  6,900 7,055
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/9/27 (2) 9,135 9,158
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 7/30/27 (2) 32,219 32,371
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28  8,780 9,142
EQT Box Merger Sub, FRN, 1M USD
LIBOR + 3.25%, 2/26/28 (2)(3) 2,255 2,249
Greeneden U.S. Holdings II, FRN,
1M USD LIBOR + 4.00%, 4.75%,
12/1/27 (2) 12,820 12,868
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 7/1/24  8,560 8,586
Hyland Software, FRN, 3M USD LIBOR
+ 7.00%, 7.75%, 7/7/25  15,071 15,171
Infinite Bidco, FRN, 1M USD LIBOR +
3.75%, 3/2/29 (2)(3) 9,810 9,810
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 3/2/28 (2)(3) 6,510 6,510
Knot Worldwide, FRN, 3M USD LIBOR
+ 4.50%, 4.711%, 12/19/25  1,010 999
LogMeIn, FRN, 1M USD LIBOR +
4.75%, 4.874%, 8/31/27 (2) 7,525 7,519
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 4.75%, 9/13/24 (2) 12,645 12,669
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 2/12/29 (2) 25,515 25,738
MH Sub I, FRN, 3M USD LIBOR +
3.50%, 3.615%, 9/13/24  8,126 8,094
Mitchell International, FRN, 1M USD
LIBOR + 4.25%, 4.75%, 11/29/24  6,197 6,219
Mitchell International, FRN, 3M USD
LIBOR + 7.25%, 7.365%, 12/1/25 (2) 6,321 6,313

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/17/27 (2) 7,800 7,820
RealPage, FRN, 1M USD LIBOR +
3.25%, 2/18/28 (2) 6,170 6,173
RealPage, FRN, 3M USD LIBOR +
0.00%, 2/17/29 (2)(3) 16,685 17,019
Redstone Buyer, FRN, 1M USD LIBOR
+ 5.00%, 6.00%, 9/1/27 (2) 6,909 6,989
Shutterfly, FRN, 1M USD LIBOR +
6.00%, 7.00%, 9/25/26  7,247 7,269
Shutterfly, FRN, 1M USD LIBOR +
6.50%, 7.50%, 9/25/26  7,238 7,244
Solera, FRN, 3M USD LIBOR + 2.75%,
2.865%, 3/3/23 (2) 34,077 34,024
Sophia, FRN, 1M USD LIBOR + 3.75%,
4.50%, 10/7/27  12,485 12,512
TIBCO Software, FRN, 1M USD LIBOR
+ 7.25%, 7.37%, 3/3/28  2,830 2,857
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 3.618%, 4/4/25 (2) 13,220 13,230
Uber Technologies, FRN, 3M USD
LIBOR + 3.50%, 3.618%, 7/13/23  10,462 10,482
Veritas U.S., FRN, 1M USD LIBOR +
5.50%, 6.50%, 9/1/25  2,733 2,744
429,014
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 6.00%, 6.75%, 2/2/26  2,319 2,319
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 3.865%, 2/2/26  2,259 2,173
Awaze, FRN, 3M EURIBOR + 4.50%,
5/9/25 (EUR) (2) 2,500 3,001
Awaze, FRN, 3M EURIBOR + 8.00%,
5/9/26 (EUR) (2) 450 531
Casper Bidco Sasu, FRN, 3M
EURIBOR + 3.88%, 7/31/26 (EUR) (2) 985 1,118
Four Seasons Hotels, FRN, 3M USD
LIBOR + 2.00%, 2.115%, 11/30/23  6,469 6,451
Playa Resorts Holding, FRN, 3M USD
LIBOR + 2.75%, 3.75%, 4/29/24  802 769
RHP Hotel Properties, FRN, 1M USD
LIBOR + 2.00%, 2.12%, 5/11/24 (2) 4,882 4,847
21,209
Manufacturing 4.1%
Apex Tool Group, FRN, 3M USD
LIBOR + 5.25%, 6.50%, 8/1/24 (2) 23,654 23,618
CPI Holdco, FRN, 1M USD LIBOR +
4.00%, 4.115%, 11/4/26  30,968 31,065
Deliver Buyer, FRN, 1M USD LIBOR +
6.25%, 5/1/24 (2) 2,425 2,443
Deliver Buyer, FRN, 3M USD LIBOR +
5.00%, 5.254%, 5/1/24 (2) 3,438 3,431
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 3.00%, 4.00%,
7/19/24  998 996
Engineered Machinery Holdings,
FRN, 3M USD LIBOR + 4.25%, 5.25%,
7/19/24  12,273 12,252
Par/Shares $ Value
(Amounts in 000s)
Engineered Machinery Holdings,
FRN, 3M USD LIBOR + 7.25%, 8.25%,
7/18/25 (2) 13,176 13,192
Filtration Group, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 3/29/25 (2) 12,945 12,987
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 3.115%, 3/31/25  24,939 24,778
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.865%, 7/24/26 (2) 2,280 2,269
LTI Holdings, FRN, 3M USD LIBOR +
3.50%, 3.615%, 9/6/25  960 940
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 6.865%, 9/6/26  4,348 4,294
Pro Mach Group, FRN, 1M USD LIBOR
+ 3.50%, 4.50%, 3/7/25  7,725 7,643
Pro Mach Group, FRN, 1M USD LIBOR
+ 3.50%, 4.50%, 3/7/25 (3) 2,556 2,658
SRAM, FRN, 3M USD LIBOR + 2.75%,
3.75%, 3/15/24  2,303 2,308
Thermon Holding, FRN, 3M USD
LIBOR + 3.75%, 4.75%, 10/30/24 (3) 2,433 2,421
Welbilt, FRN, 3M USD LIBOR + 2.50%,
2.615%, 10/23/25  7,677 7,486
154,781
Metals & Mining 0.0%
TMS International, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 8/14/24  1,430 1,429
1,429
Miscellaneous 0.1%
Fastlane Parent, FRN, 1M USD LIBOR
+ 4.50%, 4.615%, 2/4/26  3,995 3,995
3,995
Other Telecommunications 0.4%
Cologix Holdings, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 3/20/24  4,682 4,671
Consolidated Communications, FRN,
1M USD LIBOR + 4.75%, 5.75%,
10/2/27  7,042 7,076
TierPoint, FRN, 3M USD LIBOR +
3.75%, 4.75%, 5/6/24  3,656 3,655
15,402
Real Estate Investment Trust
Securities 0.3%
Claros Mortgage Trust, FRN, 1M USD
LIBOR + 5.00%, 6.00%, 8/9/26 (3) 7,474 7,492
KREF Holdings X, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 9/1/27 (2)(3) 3,455 3,464
10,956
Restaurants 1.9%
Flynn Restaurant Group, FRN, 3M USD
LIBOR + 7.00%, 7.115%, 6/29/26  3,260 3,060
Golden Nugget, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 10/4/23  10,331 10,232
IRB Holding, FRN, 1M USD LIBOR +
3.25%, 4.25%, 12/15/27 (2) 25,850 25,938
K-MAC Holdings, FRN, 3M USD LIBOR
+ 3.00%, 3.115%, 3/14/25  2,173 2,160
K-MAC Holdings, FRN, 3M USD LIBOR
+ 6.75%, 6.865%, 3/16/26  9,339 9,281

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
Tacala Investment, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 2/5/27  6,265 6,252
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 8.25%, 2/4/28 (2) 11,607 11,566
Zaxby's Operating, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 12/28/27  4,375 4,400
72,889
Retail 1.7%
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 11/8/27 (2) 18,175 18,246
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 7.50%, 11/6/28  8,845 9,000
Harbor Freight Tools USA, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 10/19/27  7,035 7,064
Mattress Firm, FRN, 1M USD LIBOR +
5.25%, 6.25%, 11/26/27  3,980 4,045
Petco Health & Wellness, FRN, 1M
USD LIBOR + 3.25%, 3/3/28 (2) 10,000 9,987
PetSmart, FRN, 1M USD LIBOR +
3.50%, 4.25%, 1/29/28  9,730 9,794
Rent-A-Center, FRN, 1M USD LIBOR +
4.00%, 2/4/28 (2)(3) 5,400 5,434
Winterfell Financing, FRN, 3M
EURIBOR + 3.50%, 2/19/28 (EUR) (2) 2,350 2,823
66,393
Satellites 2.1%
Intelsat Jackson Holdings, 8.625%,
1/2/24  3,054 3,111
Intelsat Jackson Holdings, FRN,
1M USD LIBOR + 4.75%, 8.00%,
11/27/23 (2) 16,470 16,701
Intelsat Jackson Holdings, FRN, 1M
USD LIBOR + 5.50%, 6.50%, 7/13/22  5,113 5,188
Intelsat Jackson Holdings, FRN, 3M
USD LIBOR + 6.50%, 8.75%, 1/2/24  700 711
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.75%, 3.75%, 11/4/26 (2) 34,102 34,260
Telesat, FRN, 1M USD LIBOR + 2.75%,
2.87%, 12/7/26  11,276 11,144
Xplornet Communications, FRN, 1M
USD LIBOR + 4.75%, 4.865%, 6/10/27  10,342 10,389
81,504
Services 10.2%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 5.25%, 5.469%,
10/28/27  10,820 10,874
AlixPartners LLP, FRN, 1M USD LIBOR
+ 2.75%, 2/4/28 (2) 10,170 10,165
Ascend Learning, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 7/12/24  11,671 11,690
Ascend Learning, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 7/12/24 (2) 38,538 38,522
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 3.115%, 10/30/26 (2) 9,145 9,138
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 4.00%, 10/30/26  2,675 2,684
Dun & Bradstreet, FRN, 1M USD
LIBOR + 3.25%, 3.365%, 2/6/26 (2) 12,205 12,221
EG America, FRN, 3M USD LIBOR +
4.00%, 4.254%, 2/7/25  16,594 16,517
Par/Shares $ Value
(Amounts in 000s)
EG America, FRN, 3M USD LIBOR +
8.00%, 9.00%, 4/20/26  7,088 6,971
GFL Environmental, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 5/30/25 (2) 11,709 11,758
Mermaid Bidco, FRN, 1M USD LIBOR
+ 4.25%, 5.00%, 12/22/27  3,085 3,095
Presidio Holdings, FRN, 1M USD
LIBOR + 3.50%, 3.72%, 1/22/27  2,867 2,871
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%, 3.50%,
9/23/26 (2) 6,935 6,939
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 3.615%, 6/1/26  3,173 3,162
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 3.365%, 5/30/25  3,134 3,101
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.115%, 5/29/26 (2) 9,920 9,890
Sabre GLBL, FRN, 1M USD LIBOR +
4.00%, 4.115%, 12/17/27 (2) 9,785 9,889
SCS Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 3.615%, 7/1/26  3,702 3,703
Staples, FRN, 3M USD LIBOR + 5.00%,
5.205%, 4/16/26 (2) 21,226 20,792
Trugreen, FRN, 1M USD LIBOR +
4.00%, 4.75%, 11/2/27  1,725 1,736
Trugreen, FRN, 1M USD LIBOR +
8.50%, 9.25%, 11/2/28 (3) 3,520 3,634
UKG, FRN, 1M USD LIBOR + 3.25%,
4.00%, 5/4/26  52,846 53,147
UKG, FRN, 1M USD LIBOR + 6.75%,
7.50%, 5/3/27 (2) 65,360 67,402
VeriFone Systems, FRN, 3M USD
LIBOR + 4.00%, 4.182%, 8/20/25  7,423 7,242
Verisure Holding, FRN, 3M EURIBOR +
3.50%, 1/14/28 (EUR) (2) 5,010 6,049
Vertical U.S. Newco, FRN, 1M USD
LIBOR + 4.25%, 4.478%, 7/30/27 (2) 31,230 31,472
White Cap Buyer, FRN, 1M USD LIBOR
+ 4.00%, 4.50%, 10/19/27 (2) 12,219 12,260
WW International, FRN, 3M USD
LIBOR + 4.75%, 5.50%, 11/29/24  9,507 9,505
386,429
Transportation 0.2%
Omnitracs, FRN, 1M USD LIBOR +
4.25%, 4.365%, 3/21/25  2,835 2,821
Omnitracs, FRN, 1M USD LIBOR +
8.00%, 8.115%, 9/29/28  3,510 3,527
6,348
Utilities 2.5%
Al Alpine U.S. Bidco, FRN, 1M USD
LIBOR + 3.00%, 3.234%, 10/31/25  8,012 7,811
Array Technologies, FRN, 1M USD
LIBOR + 4.00%, 5.00%, 10/14/27  11,686 11,710
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 8/1/25  8,468 8,445
Eastern Power, FRN, 1M USD LIBOR +
3.75%, 4.75%, 10/2/25  7,265 6,873
Exgen Renewables IV, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 12/15/27  8,743 8,785

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
PG&E, FRN, 1M USD LIBOR + 3.00%,
3.50%, 6/23/25  35,196 35,295
Pike, FRN, 1M USD LIBOR + 3.00%,
3.12%, 1/21/28 (2) 9,265 9,262
Pike, FRN, 1M USD LIBOR + 3.97%,
4.10%, 7/24/26  5,229 5,236
93,417
Wireless Communications 3.3%
Asurion, FRN, 1M USD LIBOR +
3.00%, 3.115%, 11/3/23 (2) 14,029 13,999
Asurion, FRN, 1M USD LIBOR +
3.00%, 3.115%, 11/3/24  2,810 2,801
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.363%, 7/31/27  25,350 25,255
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.365%, 12/23/26 (2) 20,094 20,028
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.365%, 1/31/28 (2) 38,997 40,058
CCI Buyer, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/17/27 (2) 21,405 21,552
123,693
Total Bank Loans (Cost $3,224,143) 3,276,115
CONVERTIBLE PREFERRED STOCKS 1.1%
Energy 0.4%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $17,159 (4)(5) 17 17,796
17,796
Energy Services 0.1%
NuStar Energy, VR, 10.75% (4)(6) 140 3,909
3,909
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22  118 10,313
10,313
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,857 (5)(7) 3 2,910
2,910
Utilities 0.2%
American Electric Power, 6.125%,
3/15/22  80 3,625
American Electric Power, 6.125%,
8/15/23  68 3,033
6,658
Total Convertible Preferred Stocks
(Cost $37,320) 41,586
CORPORATE BONDS 7.3%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (6) 3,645 3,969
3,969
Par/Shares $ Value
(Amounts in 000s)
Airlines 0.8%
American Airlines, 11.75%, 7/15/25 (6) 13,665 16,261
Delta Air Lines, 4.75%, 10/20/28 (6) 4,585 5,077
Delta Air Lines, 7.00%, 5/1/25 (6) 2,715 3,156
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (6) 2,670 2,807
Mileage Plus Holdings, 6.50%,
6/20/27 (6) 3,155 3,431
30,732
Automotive 0.5%
Adient U.S., 9.00%, 4/15/25 (6) 1,340 1,487
Clarios Global, 6.25%, 5/15/26 (6) 6,410 6,827
Tenneco, 7.875%, 1/15/29 (6) 3,345 3,742
Tenneco, FRN, 3M EURIBOR +
4.875%, 4.875%, 4/15/24 (EUR)  1,250 1,511
Tesla, 5.30%, 8/15/25 (6) 5,085 5,282
18,849
Banking 0.2%
Citizens Bank, FRN, 3M USD LIBOR +
0.72%, 0.918%, 2/14/22  4,250 4,269
Goldman Sachs Group, FRN, 3M USD
LIBOR + 0.78%, 0.992%, 10/31/22  4,170 4,186
8,455
Broadcasting 0.4%
Diamond Sports Group, 5.375%,
8/15/26 (6) 8,010 5,687
Townsquare Media, 6.875%, 2/1/26 (6) 2,290 2,393
Univision Communications, 9.50%,
5/1/25 (6) 3,820 4,145
Urban One, 7.375%, 2/1/28 (6) 1,770 1,783
14,008
Building & Real Estate 0.2%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (6) 4,905 5,310
Realogy Group, 7.625%, 6/15/25 (6) 1,425 1,551
6,861
Cable Operators 0.4%
Altice France Holding, 10.50%,
5/15/27 (6) 6,960 7,795
Charter Communications Operating,
FRN, 3M USD LIBOR + 1.65%,
1.855%, 2/1/24  5,540 5,694
13,489
Consumer Products 0.4%
Life Time, 5.75%, 1/15/26 (6) 14,120 14,332
14,332
Container 0.0%
Trivium Packaging Finance, FRN, 3M
EURIBOR + 3.75%, 3.75%, 8/15/26
(EUR) (6) 720 866
866
Drugs 0.2%
Bristol-Myers Squibb, FRN, 3M USD
LIBOR + 0.38%, 0.574%, 5/16/22  6,645 6,669
6,669
Energy 0.7%
CITGO Petroleum, 7.00%, 6/15/25 (6) 3,990 4,100
Comstock Resources, 9.75%, 8/15/26  5,270 5,757

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
NGL Energy Operating, 7.50%,
2/1/26 (6) 8,830 9,095
NGL Energy Partners, 7.50%, 11/1/23  4,305 4,122
Tallgrass Energy Partners, 7.50%,
10/1/25 (6) 2,530 2,682
25,756
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27 (6) 5,020 5,748
Royal Caribbean Cruises, 11.50%,
6/1/25 (6) 3,145 3,684
9,432
Financial 0.7%
Acrisure, 7.00%, 11/15/25 (6) 2,815 2,892
Acrisure, 10.125%, 8/1/26 (6) 5,400 6,230
Advisor Group Holdings, 10.75%,
8/1/27 (6) 3,585 4,006
AssuredPartners, 7.00%, 8/15/25 (6) 2,622 2,694
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,965 4,233
HUB International, 7.00%, 5/1/26 (6) 6,125 6,378
26,433
Health Care 0.1%
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.255%,
6/6/22  2,670 2,693
Synlab Bondco, FRN, 3M EURIBOR +
4.75%, 4.75%, 7/1/25 (EUR) (6) 1,590 1,947
4,640
Information Technology 1.0%
Boxer Parent, 7.125%, 10/2/25 (6) 2,860 3,100
Boxer Parent, 9.125%, 3/1/26 (6) 2,820 3,000
Expedia Group, 6.25%, 5/1/25 (6) 4,010 4,701
Expedia Group, 7.00%, 5/1/25 (6) 4,895 5,421
Photo Holdings Merger Sub, 8.50%,
10/1/26 (6) 9,390 10,094
Solera, 10.50%, 3/1/24 (6) 6,500 6,727
Veritas U.S., 7.50%, 9/1/25 (6) 3,560 3,685
36,728
Lodging 0.1%
Hilton Domestic Operating, 5.375%,
5/1/25 (6) 2,350 2,465
Marriott International, 5.75%, 5/1/25  1,160 1,335
3,800
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 5,335 5,735
5,735
Restaurants 0.0%
Yum! Brands, 7.75%, 4/1/25 (6) 1,355 1,489
1,489
Par/Shares $ Value
(Amounts in 000s)
Retail 0.4%
CVS Health, FRN, 3M USD LIBOR +
0.72%, 0.95%, 3/9/21  4,500 4,501
L Brands, 6.875%, 7/1/25 (6) 8,225 8,996
13,497
Satellites 0.1%
Intelsat Jackson Holdings, 9.50%,
9/30/22 (6) 4,625 5,469
5,469
Services 0.7%
Adtalem Global Education, 5.50%,
3/1/28 (6) 7,440 7,403
Allied Universal Holdco, 6.625%,
7/15/26 (6) 2,805 2,959
Allied Universal Holdco, 9.75%,
7/15/27 (6) 4,760 5,236
eG Global Finance, 8.50%,
10/30/25 (6) 790 836
Presidio Holdings, 8.25%, 2/1/28 (6) 710 785
Sabre GLBL, 9.25%, 4/15/25 (6) 4,365 5,189
Staples, 7.50%, 4/15/26 (6) 5,050 5,101
27,509
Total Corporate Bonds (Cost
$267,858) 278,718
EQUITY MUTUAL FUNDS 0.2%
SPDR Blackstone / GSO Senior Loan
ETF  150 6,877
Total Equity Mutual Funds (Cost
$6,776) 6,877
SHORT-TERM INVESTMENTS 14.8%
Money Market Funds 14.7%
T. Rowe Price Government Reserve
Fund, 0.05% (8)(9) 559,290 559,290
559,290
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.099%,
11/4/21 (10) 700 700
700
Total Short-Term Investments (Cost
$559,990) 559,990
Total Investments in
Securities 109.7%
(Cost $4,096,087) $ 4,163,286
Other Assets Less Liabilities (9.7)% (367,797)
Net Assets 100.0% $ 3,795,489
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Institutional Floating Rate Fund

.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $20,706 and represents 0.5% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $241,890 and represents
6.4% of net assets.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
(10) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 660 (6) (43) 37
Barclays Bank, Protection Sold (Relevant Credit: Tesla, B3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/21 * 2,800 9 (11) 20
Goldman Sachs, Protection Sold (Relevant Credit: United Airlines Holdings, Ba3*), Receive
5.00% Quarterly, Pay upon credit default, 6/20/21 * 2,600 57 (38) 95
JPMorgan Chase, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 1,785 (16) (100) 84
Total Bilateral Credit Default Swaps, Protection Sold (192) 236
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.239% (3M USD LIBOR) Quarterly, 3/20/21 8,600 107 — 107
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.239% (3M USD LIBOR) Quarterly, 6/20/21 8,600 142 — 142
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.239% (3M USD LIBOR) Quarterly, 9/20/21 8,600 74 — 74
Total Bilateral Total Return Swaps — 323
Total Bilateral Swaps (192) 559
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/21/21 USD 10,998 EUR 9,054 $ 53
UBS Investment Bank 5/21/21 USD 21,774 EUR 17,973 46
Net unrealized gain (loss) on open forward
currency exchange contracts $ 99

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 174+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government Reserve Fund, 0.05% $ 186,722  ¤  ¤ $ 559,290^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $174 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $559,290.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 278,718 $ — $ 278,718
Bank Loans — 3,156,850 119,265 3,276,115
Convertible Preferred Stocks — 41,586 — 41,586
Equity Mutual Funds 6,877 — — 6,877
Short-Term Investments 559,290 700 — 559,990
Total Securities 566,167 3,477,854 119,265 4,163,286
Swaps — 389 — 389
Forward Currency Exchange Contracts — 99 — 99
Total $ 566,167 $ 3,478,342 $ 119,265 $ 4,163,774
Liabilities
Swaps $ — $ 22 $ — $ 22
1
Includes Corporate Bonds.

T. ROWE PRICE Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2021, totaled $2,695,000 for the period ended February 28, 2021. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
E170-054Q3 02/21
($000s)
Beginning
Balance
6/1/20
Gain (Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/21
Investment in Securities
Bank Loans $ 113,728 $ 4,422 $ 96,785 $ (62,551) $ 3,163 $ (36,282) $ 119,265